Acquisition (Tables)	12 Months Ended
Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Schedule of Goodwill

Goodwill primarily represents the value of assembled workforce and other intangible assets that cannot be individually identified and recognized as a separate intangible asset under U.S. generally accepted accounting principles and is fully deductible for tax purposes. Goodwill consisted of the following (in $000s):

Balance at December 31, 2024	$—
Goodwill on acquisition of Fitters Sdn. Bhd.	1,570
Balance at December 31, 2025	$1,570

Schedule of Preliminary Allocation of Purchase Consideration

Allocation of purchase consideration

Common Stock of BGMS (formerly CYCC) Shares O/S as of September 11, 2025	2,798,379
19.99% of BGMS (formerly CYCC) Shares issued as consideration	699,158
Stock Price as of September 11, 2025	$6.3650
Cash consideration	$-
Total Estimated Purchase Consideration	$4,450,138

Cash and cash equivalents	784,090
Inventories	1,284,447
Accounts receivables	715,173
Prepaid & other current assets	464,129
Property, plant and equipment, net	129,423
Trade payables	(416,470)
Accrued and other current liabilities	(31,571)
Non-current liabilities - deferred tax	(48,739)
Goodwill	1,569,656

Total Net Assets Acquired	$4,450,138

Schedule of Business Acquisitions Pro Forma Information
	Year ended December 31,
	2025	2024

Pro forma revenue	$2,080	$2,053
Pro forma net loss	$(3,191)	$(13,333)
Pro forma net loss per share attributable to common shareholders	$(6.57)	$(602.02)